Schedule of Effective Income Tax Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Aug. 31, 2017	Aug. 31, 2016
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1		$ (1,277,249)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2		$ (1,934,352)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3		35.00%
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4		35.00%
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5		$ (447,037)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6		(677,023)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7		101,040
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8		98,765
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9		(897,713)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10		646,711
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11		1,243,710
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12		(68,453)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13		0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14		$ 0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	$ (1,933,473)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	(1,277,249)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	(676,716)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	(447,037)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	242,716
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	101,040
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	(174,135)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	(897,713)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	608,216
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	1,243,710
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	$ 0